UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21519

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 104.4%

Security	Shares	Value
Aerospace & Defense — 1.0%
CAE, Inc.	205,322	$2,915,927
United Technologies Corp.(1)	4,061	445,370

		$3,361,297

Auto Components — 1.0%
Goodyear Tire & Rubber Co. (The)(1)	105,018	$3,401,533

		$3,401,533

Banks — 10.9%
BNP Paribas SA	39,239	$2,510,190
DBS Group Holdings, Ltd.	131,628	1,779,606
ING Groep NV	173,439	2,491,616
JPMorgan Chase & Co.(1)	93,198	7,887,347
Mitsubishi UFJ Financial Group, Inc.(1)	522,631	3,346,679
PNC Financial Services Group, Inc. (The)(1)	34,425	4,146,835
U.S. Bancorp(1)	66,950	3,524,917
Wells Fargo & Co.(1)	174,580	9,834,091

		$35,521,281

Beverages — 3.5%
Anheuser-Busch InBev SA/NV(1)	33,383	$3,485,786
Constellation Brands, Inc., Class A(1)	25,039	3,749,841
Diageo PLC(1)	148,185	4,116,259

		$11,351,886

Biotechnology — 3.9%
Alexion Pharmaceuticals, Inc.(2)	14,031	$1,833,571
BioMarin Pharmaceutical, Inc.(2)	15,220	1,333,729
Celgene Corp.(1)(2)	33,104	3,845,030
Shire PLC ADR(1)	33,193	5,570,117

		$12,582,447

Building Products — 1.0%
Assa Abloy AB, Class B	177,453	$3,357,848

		$3,357,848

Capital Markets — 1.1%
Credit Suisse Group AG	244,617	$3,734,108

		$3,734,108

Chemicals — 1.8%
BASF SE	25,855	$2,495,880
PPG Industries, Inc.(1)	33,710	3,371,337

		$5,867,217

Containers & Packaging — 1.5%
Sealed Air Corp.(1)	103,840	$5,036,240

		$5,036,240

Security	Shares	Value
Diversified Telecommunication Services — 2.1%
Nippon Telegraph & Telephone Corp.(1)	157,068	$6,938,054

		$6,938,054

Electric Utilities — 2.6%
American Electric Power Co., Inc.(1)	50,399	$3,228,560
NextEra Energy, Inc.(1)	41,511	5,135,741

		$8,364,301

Electrical Equipment — 2.2%
Legrand SA	13,949	$810,174
Melrose Industries PLC(1)	1,835,769	4,519,597
Zhuzhou CRRC Times Electric Co., Ltd., Class H	328,582	1,872,106

		$7,201,877

Electronic Equipment, Instruments & Components — 3.1%
CDW Corp.(1)	64,922	$3,344,132
Keyence Corp.(1)	17,576	6,825,939

		$10,170,071

Energy Equipment & Services — 1.7%
Halliburton Co.(1)	46,951	$2,656,018
Schlumberger, Ltd.(1)	34,477	2,886,070

		$5,542,088

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.(1)	33,908	$3,509,478
Equity Residential(1)	71,576	4,349,674

		$7,859,152

Food Products — 1.2%
Kerry Group PLC, Class A	31,446	$2,211,075
Pinnacle Foods, Inc.(1)	33,518	1,782,822

		$3,993,897

Health Care Equipment & Supplies — 0.5%
Edwards Lifesciences Corp.(2)	16,137	$1,553,025

		$1,553,025

Hotels, Restaurants & Leisure — 0.6%
Accor SA(1)	50,029	$2,027,475

		$2,027,475

Household Durables — 1.9%
Newell Brands, Inc.(1)	133,689	$6,327,500

		$6,327,500

Household Products — 1.1%
Reckitt Benckiser Group PLC(1)	42,466	$3,643,817

		$3,643,817

Insurance — 6.8%
Aflac, Inc.(1)	44,965	$3,147,100
AIA Group, Ltd.	986,394	6,107,111
Chubb, Ltd.(1)	40,199	5,285,767
Prudential PLC(1)	149,425	2,895,668
St. James’s Place PLC(1)	360,324	4,874,660

		$22,310,306

Security	Shares	Value
Internet & Direct Marketing Retail — 1.9%
Amazon.com, Inc.(1)(2)	7,575	$6,237,861

		$6,237,861

Internet Software & Services — 6.1%
Alphabet, Inc., Class C(1)(2)	16,251	$12,948,634
Facebook, Inc., Class A(1)(2)	53,753	7,005,091

		$19,953,725

IT Services — 1.9%
Visa, Inc., Class A(1)	73,105	$6,046,515

		$6,046,515

Machinery — 4.3%
Fortive Corp.(1)	106,917	$5,913,579
Komatsu, Ltd.	112,419	2,661,927
Kubota Corp.	335,158	5,328,095

		$13,903,601

Media — 3.3%
Interpublic Group of Cos., Inc.(1)	202,786	$4,771,555
Time Warner, Inc.(1)	60,857	5,894,000

		$10,665,555

Metals & Mining — 0.9%
Rio Tinto, Ltd.	55,307	$2,805,692

		$2,805,692

Multi-Utilities — 0.9%
National Grid PLC(1)	154,984	$1,815,356
Sempra Energy(1)	12,048	1,233,595

		$3,048,951

Multiline Retail — 0.3%
Macy’s, Inc.(1)	38,101	$1,125,504

		$1,125,504

Oil, Gas & Consumable Fuels — 5.9%
Anadarko Petroleum Corp.(1)	77,596	$5,395,250
Chevron Corp.(1)	36,057	4,014,947
Occidental Petroleum Corp.(1)	52,503	3,558,128
Royal Dutch Shell PLC, Class B(1)	140,357	3,964,300
Seven Generations Energy, Ltd., Class A(2)	110,713	2,212,984

		$19,145,609

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A(1)	61,192	$4,969,402

		$4,969,402

Pharmaceuticals — 8.0%
Allergan PLC(1)(2)	23,038	$5,042,788
Eli Lilly & Co.(1)	61,037	4,701,680
Johnson & Johnson(1)	54,331	6,152,986
Novo Nordisk A/S, Class B(1)	92,532	3,344,082
Roche Holding AG PC(1)	17,192	4,073,613
Zoetis, Inc.(1)	51,903	2,851,551

		$26,166,700

Professional Services — 1.2%
Verisk Analytics, Inc.(1)(2)	45,654	$3,772,847

		$3,772,847

Security	Shares	Value
Road & Rail — 2.8%
CSX Corp.	46,969	$2,178,892
Union Pacific Corp.(1)	64,485	6,872,811

		$9,051,703

Semiconductors & Semiconductor Equipment — 2.6%
ASML Holding NV(1)	46,562	$5,653,732
NXP Semiconductors NV(1)(2)	6,565	642,385
Sumco Corp.	137,561	2,150,647

		$8,446,764

Software — 0.7%
Microsoft Corp.(1)	34,572	$2,235,080

		$2,235,080

Specialty Retail — 3.3%
Advance Auto Parts, Inc.(1)	12,561	$2,063,018
Industria de Diseno Textil SA	116,763	3,861,997
Lowe’s Cos., Inc.(1)	67,336	4,920,915

		$10,845,930

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.(1)	28,288	$3,432,749

		$3,432,749

Textiles, Apparel & Luxury Goods — 2.7%
LVMH Moet Hennessy Louis Vuitton SE(1)	14,895	$3,001,686
NIKE, Inc., Class B(1)	51,942	2,747,732
Pandora A/S(1)	23,838	3,123,942

		$8,873,360

Tobacco — 0.9%
Altria Group, Inc.(1)	43,110	$3,068,570

		$3,068,570

Trading Companies & Distributors — 1.2%
Brenntag AG	69,237	$4,028,014

		$4,028,014

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC(1)	1,291,506	$3,163,582

		$3,163,582

Total Common Stocks (identified cost $289,003,321)		$341,133,134

Preferred Stocks — 11.1%

Security	Shares	Value
Banks — 6.0%
AgriBank FCB, 6.875% to 1/1/24(3)	16,581	$1,766,913
CoBank ACB, Series F, 6.25% to 10/1/22(3)	16,600	1,697,350
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)	2,500	263,125
Farm Credit Bank of Texas, Series 1, 10.00%	906	1,089,465
First Tennessee Bank NA, 3.75%(4)(5)	840	579,600
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	960	1,324,800
IBERIABANK Corp., Series C, 6.60% to 5/1/26(3)	35,990	955,534
JPMorgan Chase & Co., Series O, 5.50%	40,767	1,016,321
KeyCorp, Series E, 6.125% to 12/15/26(3)	53,060	1,453,844

Security	Shares	Value
People’s United Financial, Inc., Series A, 5.625% to 12/15/26(3)	17,600	$456,720
Regions Financial Corp., Series A, 6.375%	40,920	1,045,097
SunTrust Banks, Inc., Series E, 5.875%	58,779	1,473,589
Texas Capital Bancshares, Inc., 6.50%	67,865	1,724,450
Texas Capital Bancshares, Inc., Series A, 6.50%	6,900	175,122
Webster Financial Corp., Series E, 6.40%	55,731	1,420,583
Wells Fargo & Co., Series L, 7.50% (Convertible)	2,672	3,209,206

		$19,651,719

Capital Markets — 0.5%
Goldman Sachs Group, Inc. (The), Series N, 6.30%	13,050	$342,563
KKR & Co., LP, Series A, 6.75%	17,247	450,319
Legg Mason, Inc., 5.45%	27,850	634,144
State Street Corp., Series D, 5.90% to 3/15/24(3)	13,771	361,902

		$1,788,928

Consumer Finance — 0.3%
Discover Financial Services, Series B, 6.50%	37,641	$971,138

		$971,138

Diversified Financial Services — 0.3%
KKR Financial Holdings, LLC, Series A, 7.375%	37,254	$968,977

		$968,977

Electric Utilities — 0.8%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	30,646	$759,102
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	19,531	454,877
Southern Co. (The), 6.25%	53,497	1,403,761

		$2,617,740

Equity Real Estate Investment Trusts (REITs) — 0.8%
DDR Corp., Series J, 6.50%	65,000	$1,634,750
PS Business Parks, Inc., Series W, 5.20%	12,868	286,184
Vornado Realty Trust, Series K, 5.70%	25,220	610,072

		$2,531,006

Food Products — 0.9%
Dairy Farmers of America, Inc., 7.875%(4)	22,100	$2,323,954
Ocean Spray Cranberries, Inc., 6.25%(4)	6,085	533,959

		$2,857,913

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	29,109	$734,711

		$734,711

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	17,395	$430,004

		$430,004

Pipelines — 0.4%
NuStar Logistics LP, 7.625% to 1/15/18(3)	49,138	$1,277,588

		$1,277,588

Thrifts & Mortgage Finance — 0.8%
Elmira Savings Bank, 8.998% to 12/31/17(3)	825	$783,750
EverBank Financial Corp., Series A, 6.75%	69,734	1,791,467

		$2,575,217

Total Preferred Stocks (identified cost $34,699,618)		$36,404,941

Corporate Bonds & Notes — 16.8%

Security	Principal Amount (000’s omitted)	Value
Banks — 7.3%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(4)(6)	$240	$255,092
Banco do Brasil SA, 9.00% to 6/18/24(3)(4)(6)	1,035	1,050,525
Bank of America Corp., Series AA, 6.10% to 3/17/25(3)(6)	2,270	2,369,312
Barclays PLC, 8.25% to 12/15/18(3)(6)	1,900	1,987,738
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(4)	1,081	1,097,215
Citigroup, Inc., Series M, 6.30% to 5/15/24(3)(6)	990	1,012,275
Citigroup, Inc., Series T, 6.25% to 8/15/26(3)(6)	2,100	2,220,750
Credit Agricole SA, 7.875% to 1/23/24(3)(4)(6)	781	797,464
Deutsche Bank AG, 7.50% to 4/30/25(3)(6)	1,020	937,798
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)(6)	905	934,449
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(3)(6)	2,671	2,751,130
Lloyds Banking Group PLC, 6.657% to 5/21/37(3)(4)(6)	457	499,273
Lloyds Banking Group PLC, 7.50% to 6/27/24(3)(6)	2,477	2,575,560
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(3)(6)	440	434,500
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(3)(6)	1,460	1,436,275
Standard Chartered PLC, 7.014% to 7/30/37(3)(4)(6)	1,337	1,415,549
Standard Chartered PLC, 7.75% to 4/2/23(3)(4)(6)	835	835,000
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)(6)	220	213,950
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)(6)	844	909,410

		$23,733,265

Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The), Series M, 5.375% to 5/10/20(3)(6)	$1,640	$1,674,850
Morgan Stanley, Series J, 5.55% to 7/15/20(3)(6)	2,435	2,501,962
UBS Group AG, 6.875% to 8/7/25(3)(6)(7)	2,421	2,417,272

		$6,594,084

Diversified Financial Services — 0.8%
Cadence Financial Corp., 4.875%, 6/28/19(4)	$1,220	$1,194,525
Leucadia National Corp., 6.625%, 10/23/43	1,087	1,068,425
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(4)	553	411,985

		$2,674,935

Electric Utilities — 2.7%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(3)(4)	$1,936	$2,067,261
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(3)	2,250	2,463,750
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	2,210	2,524,925
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(3)	1,600	1,657,074

		$8,713,010

Energy Equipment & Services — 0.0%(8)
Abengoa Finance S.A.U., 7.75%, 2/1/20(4)(9)	$1,338	$66,900

		$66,900

Food Products — 0.7%
Land O’ Lakes, Inc., 8.00%(4)(6)	$2,103	$2,197,635

		$2,197,635

Insurance — 1.2%
Genworth Financial, Inc., 7.625%, 9/24/21	$202	$187,355
Voya Financial, Inc., 5.65% to 5/15/23, 5/15/53(3)	1,080	1,088,100
XLIT, Ltd., Series E, 6.50% to 4/15/17(3)(6)	3,306	2,793,570

		$4,069,025

Security	Principal Amount (000’s omitted)	Value
Metals & Mining — 0.6%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(3)(4)	$1,634	$1,862,760

		$1,862,760

Multi-Utilities — 0.1%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(3)	$275	$284,625

		$284,625

Oil, Gas & Consumable Fuels — 0.3%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(3)(4)(6)(9)	$2,053	$252,724
Petrobras Global Finance BV, 6.125%, 1/17/22	895	927,220

		$1,179,944

Pipelines — 0.3%
Transcanada Trust, Series 16-A, 5.875% to 8/15/26, 8/15/76(3)	$865	$916,900

		$916,900

Telecommunications — 0.6%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(3)(4)(6)	$2,106	$1,920,438

		$1,920,438

Thrifts & Mortgage Finance — 0.2%
Flagstar Bancorp, Inc., 6.125%, 7/15/21	$570	$608,619

		$608,619

Total Corporate Bonds & Notes (identified cost $55,522,243)		$54,822,140

Exchange-Traded Funds — 3.1%

Security	Shares	Value
Equity Funds — 3.1%
iShares U.S. Preferred Stock ETF	262,175	$9,988,867

Total Exchange-Traded Funds (identified cost $10,274,680)		$9,988,867

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(10)	1,275,112	$1,275,241

Total Short-Term Investments (identified cost $1,275,241)		$1,275,241

Total Investments — 135.8% (identified cost $390,775,103)		$443,624,323

Other Assets, Less Liabilities — (35.8)%		$(116,983,674)

Net Assets — 100.0%		$326,640,649

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $21,886,784 or 6.7% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $2,417,272 or 0.7% of the Fund’s net assets.

(8)	Amount is less than 0.05%.

(9)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $15,040.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	61.3%	$272,172,521
United Kingdom	9.5	42,154,143
Japan	6.1	27,251,341
Netherlands	2.9	12,752,033
Switzerland	2.3	10,224,993
France	2.1	9,146,989
Canada	1.9	8,509,561
Germany	1.7	7,461,692
Denmark	1.5	6,468,024
Hong Kong	1.4	6,107,111
Ireland	1.1	5,004,645
Spain	0.9	3,928,897
Belgium	0.8	3,485,786
Sweden	0.8	3,357,848
Brazil	0.7	3,327,684
Italy	0.6	2,524,925
Australia	0.5	2,117,852
Chile	0.5	2,067,261
Colombia	0.4	1,920,438
China	0.4	1,872,106
Singapore	0.4	1,779,606
Exchange-Traded Funds	2.2	9,988,867

Total Investments	100.0%	$443,624,323

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Fund did not have any open financial instruments at January 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$392,047,095

Gross unrealized appreciation	$61,425,950
Gross unrealized depreciation	(9,848,722)

Net unrealized appreciation	$51,577,228

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$37,489,618	$12,015,100		$—	$49,504,718
Consumer Staples	13,570,635	13,456,937		—	27,027,572
Energy	20,723,397	3,964,300		—	24,687,697
Financials	33,826,057	27,739,638		—	61,565,695
Health Care	32,884,477	7,417,695		—	40,302,172
Industrials	22,099,426	22,577,761		—	44,677,187
Information Technology	35,654,586	14,630,318		—	50,284,904
Materials	8,407,577	5,301,572		—	13,709,149
Real Estate	7,859,152	—		—	7,859,152
Telecommunication Services	—	10,101,636		—	10,101,636
Utilities	9,597,896	1,815,356		—	11,413,252
Total Common Stocks	$222,112,821	$119,020,313	*	$—	$341,133,134
Preferred Stocks
Consumer Staples	$—	$2,857,913		$—	2,857,913
Energy	1,277,588	—		—	1,277,588
Financials	19,775,776	6,180,203		—	25,955,979
Industrials	734,711	—		—	734,711
Real Estate	2,531,006	—		—	2,531,006
Utilities	3,047,744	—		—	3,047,744
Total Preferred Stocks	$27,366,825	$9,038,116		$—	$36,404,941

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$54,822,140	$—	$54,822,140
Exchange-Traded Funds	9,988,867	—	—	9,988,867
Short-Term Investments	—	1,275,241	—	1,275,241
Total Investments	$259,468,513	$184,155,810	$—	$443,624,323

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017